ACQUISITION (Details) - USD ($)		1 Months Ended
		Apr. 21, 2016	Mar. 31, 2017	Mar. 31, 2016
Business Acquisition [Line Items]
Fair value of 23,650,000 shares of common stock	[1]	$ 23,177,000
Fair value of vested stock options	[2]	2,582,890
Total Consideration Paid		25,759,890
Business Combination, Recognized Identifiable Assets Acquired and Intangible Assets, Other than Goodwill		1,306,031
Goodwill		22,308,275	$ 22,308,275	$ 0
Total Allocation of purchase price		25,759,890
Allocation of purchase price:
Cash and cash equivalents		266,635
Accounts receivable		6,490
Inventories		188,879
Prepaid expenses and other current assets		16,839
Equipment		59,749
Liabilities assumed:
Accounts payable		(241,299)
Accrued liabilities		(361,029)
Customer deposits		(86,487)
Demand notes payable		(324,894)
Promissory notes payable		(217,808)
Bionik advance	[3]	(1,436,164)
Net assets acquired		(2,129,089)
Customer Relationships [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Intangible Assets, Other than Goodwill		1,431,680
Non compete agreement [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Intangible Assets, Other than Goodwill		61,366
Assembled Workforce [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Intangible Assets, Other than Goodwill		275,720
Trademarks [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Intangible Assets, Other than Goodwill		$ 2,505,907

[1]	The fair value of common shares was based on $0.98, which was the closing market price of the Company’s common stock on April 21, 2016.
[2]	The fair value of the vested stock options was determined using the Black Scholes option pricing model with the following key assumptions: a risk free rate of 1.59%, dividend and forfeiture rates of 0% and expected volatility of 114% which is consistent with the Company’s assumptions (Note 10).
[3]	Included in the net assets acquired was a loan issued to IMT in the amount of $300,000 under normal commercial terms. The loan carried an interest rate of 6% and were secured by all the assets of IMT subject to a $200,000 subordination to a third party financial services company, which was released in April 2016.